Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock And Surplus	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation
Beginning Balance at May. 29, 2011	$ 1,936.2	$ 2,408.8	$ 2,921.9	$ (3,325.3)	$ (59.8)	$ (9.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	475.5		475.5
Other comprehensive income	(86.8)				(86.8)
Dividends declared ($1.72, $2.00 and $2.20)	(224.6)		(224.6)
Stock option exercises (2.2 shares, 2.0 shares and 1.8 shares)	62.9	59.4		3.5
Stock-based compensation	26.5	26.5
ESOP note receivable repayments	2.1					2.1
Income tax benefits credited to equity	17.9	17.9
Repurchases of common stock (8.2 shares, 1.0 shares, and 0.0 shares)	(375.1)			(375.1)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.2 shares)	7.4	6.2		1.1		0.1
Ending Balance at May. 27, 2012	1,842.0	2,518.8	3,172.8	(3,695.8)	(146.6)	(7.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	411.9		411.9
Other comprehensive income	13.8				13.8
Dividends declared ($1.72, $2.00 and $2.20)	(259.2)	0.4	(259.6)
Stock option exercises (2.2 shares, 2.0 shares and 1.8 shares)	57.0	55.2		1.8
Stock-based compensation	24.3	24.3
ESOP note receivable repayments	1.1					1.1
Income tax benefits credited to equity	13.6	13.6
Repurchases of common stock (8.2 shares, 1.0 shares, and 0.0 shares)	(52.4)		(0.1)	(52.3)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.2 shares)	7.4	6.7		0.7
Treasury shares retirement (159.3 shares)		(1,411.4)	(2,326.1)	3,737.5
Ending Balance at May. 26, 2013	2,059.5	1,207.6	998.9	(8.1)	(132.8)	(6.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	286.2		286.2
Other comprehensive income	4.7				4.7
Dividends declared ($1.72, $2.00 and $2.20)	(288.9)		(288.9)
Stock option exercises (2.2 shares, 2.0 shares and 1.8 shares)	50.9	50.6		0.3
Stock-based compensation	26.0	26.0
ESOP note receivable repayments	0.9					0.9
Income tax benefits credited to equity	10.9	10.9
Repurchases of common stock (8.2 shares, 1.0 shares, and 0.0 shares)	(0.5)	(0.1)	(0.4)
Issuance of treasury stock under Employee Stock Purchase Plan and other plans (0.2 shares, 0.2 shares and 0.2 shares)	7.2	7.2
Ending Balance at May. 25, 2014	$ 2,156.9	$ 1,302.2	$ 995.8	$ (7.8)	$ (128.1)	$ (5.2)